Properties and Equipment (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant, and Equipment [Line Items]
Gross properties and equipment		$ 66,520	$ 61,558
Less accumulated depreciation, depletion, and amortization		37,905	34,107
Net properties and equipment		28,615	27,451	$ 32,168
Exploration and Production [Member]
Property, Plant, and Equipment [Line Items]
Gross properties and equipment	[1]	52,796	50,221
Costs associated with unproved properties		1,700	2,400
WES Midstream [Member]
Property, Plant, and Equipment [Line Items]
Gross properties and equipment		11,259	8,980
Other [Member]
Property, Plant, and Equipment [Line Items]
Gross properties and equipment		$ 2,465	$ 2,357

[1]	Includes costs associated with unproved properties of $1.7 billion at December 31, 2018, and $2.4 billion at December 31, 2017.